Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2016

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$123,994	$141,564	$141,564
States, municipalities and political subdivisions	612,222	712,143	712,143
Foreign governments	173,343	192,854	192,854
Public utilities	633,710	697,694	697,694
All other corporate bonds	2,883,928	3,020,529	3,020,529
Asset-backed securities	48,274	48,080	48,080
Residential mortgage-backed securities	33,888	35,611	35,611
Commercial mortgage-backed securities	15,988	13,796	13,796
Redeemable preferred stocks	8,810	9,903	9,903

Total fixed maturities	4,534,157	$4,872,174	4,872,174

Equity securities:
Common stocks:
Public utilities	5,287	$5,184	5,184
Banks, trusts and insurance companies	28,670	30,859	30,859
Industrial, miscellaneous and all other	173,018	180,346	180,346
Nonredeemable preferred stocks	1,660	1,689	1,689

Total equity securities	208,635	$218,078	218,078

Mortgage loans on real estate (none acquired in satisfaction of debt)	614,380	$616,368	614,380

Policy loans	40,289		40,289
Derivative instruments	2,580	$2,580	2,580

Limited partnership interests	330,303		330,303
Short-term investments	92,699	$92,698	92,698

Total investments	$5,823,043		$6,170,502